Taxation - Summary of tax relating to components of other comprehensive income or loss (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Relating To Components Of Other Comprehensive Income That Will Be Reclassified To Profit Or Loss [Abstract]
Deferred tax charge included in other comprehensive income	$ 153	$ 33	$ 174
Current tax charge included in other comprehensive income		$ 0	$ 4